FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Our company is exposed to the following risks as a result of holding financial instruments: capital risk; liquidity risk; market risk (i.e. interest rate risk and foreign currency risk); and credit risk. The following is a description of these risks and how they are managed:

(a)Liquidity Risk Management
Our company manages its capital structure to be able to continue as a going concern while maximizing the return to stakeholders. Our company’s overall capital strategy is consistent with that of the partnership which remains unchanged from 2021.
The capital structure of our company consists of debt, offset by cash and cash equivalents, exchangeable and class B shares, loans payable to Brookfield Infrastructure and share capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2022	2021
Non-recourse borrowings	$4,577	$3,556
Cash and cash equivalents	(445)	(469)
Net debt	4,132	3,087
Exchangeable and class B shares	3,426	4,466
Loans payable to Brookfield Infrastructure	26	131
Total equity	(361)	(1,424)
Total capital and net debt	$7,223	$6,260
Net debt to capitalization ratio	57%	49%
The Board of Directors, along with senior management of the Service Providers, reviews our company’s capital structure and as part of this review, considers the cost of capital and the risk associated with each class of capital.
Our company manages its debt exposure by financing its operations on a non-recourse basis with prudent levels of debt, ensuring a diversity of funding sources as well as laddering its maturity profile to minimize refinance risk. Our company also borrows in the currency where the asset operates, where possible, in order to hedge its currency risk.
Our company’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large scale development projects and acquisitions, our company will evaluate a variety of capital sources including funding from the partnership, proceeds from selling non-core assets, equity and debt financing. Our company will seek to raise additional equity if the company believes it can earn returns on these investments in excess of the cost of the incremental capital.
The following tables detail the contractual maturities for our company’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which our company can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2022
US$ MILLIONS
Accounts payable and other liabilities	$586	$2	$1	$—	$589
Non-recourse borrowings	330	178	1,231	2,856	4,595
Financial liabilities	72	—	—	—	72
Exchangeable and class B shares	3,426	—	—	—	3,426
Loans payable to Brookfield Infrastructure	26	—	—	—	26
Interest Expense:
Non-recourse borrowings	133	67	179	333	712

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2021
US$ MILLIONS
Accounts payable and other liabilities	$414	$2	$—	$—	$416
Non-recourse borrowings	—	1,276	271	2,016	3,563
Financial liabilities	995	—	—	—	995
Exchangeable and class B shares	4,466	—	—	—	4,466
Loans payable to Brookfield Infrastructure	131	—	—	—	131
Interest Expense:
Non-recourse borrowings	98	73	195	395	761

(b)Market Risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by our company will fluctuate because of the change in market prices. Market risk includes the risk of changes in interest rates, foreign currency exchange rates and equity prices.
Our company seeks to minimize the risks associated with foreign currency exchange rates and interest rates primarily through the use of derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by the group’s Treasury Policy. Our company does not enter into, or trade financial instruments, including derivative financial instruments, for speculative purposes.
The Treasury Policy provides written principles on the use of financial derivatives. With respect to its treasury policy, the Service Providers performs the monitoring, review and approval role and report to our board on a regular basis.
Financial instruments held by our company that are subject to market risk include other financial assets, borrowings, derivative instruments, such as interest rate and foreign currency contracts.
Interest Rate Risk Management
Our company’s primary objectives with respect to interest rate risk management are to ensure that:
•Our company is not exposed to interest rate movements that could adversely impact its ability to meet financial obligations;
•Earnings and distributions are not adversely affected;
•Volatility of debt servicing costs is managed within acceptable parameters; and
•All borrowing covenants under various borrowing facilities, including interest coverage ratios, are complied with.
To achieve these objectives, in general terms, our company’s funding mix comprises both fixed and floating rate debt. Fixed rate debt is achieved either through fixed rate debt funding or through the use of financial derivative instruments. In addition, where possible, interest rate risk is minimized by matching the terms of interest rate swap contracts in regulated businesses to the term of the rate period, thus providing natural hedges.
The sensitivity analyses below reflect our company’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 50 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 50 basis point change to reflect the current methodology employed by our company in assessing interest rate risk. Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2022
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$4	$(4)
Other comprehensive income to the partnership(1)	—	—

(1)Net income and other comprehensive income is attributable to the partnership prior to the special distribution as well as subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.
Foreign Currency Risk Management
Our company has exposure to foreign currency risk in respect of currency transactions, the value of our company’s net investment, cash flows and capital expenditures that are denominated outside of the U.S. Our company’s approach to foreign currency risk management is:

•Our company leverages any natural hedges that may exist within its operations;
•Our company utilizes local currency debt financing to the extent possible; and
•Our company may utilize derivative contracts to the extent that natural hedges are insufficient.
The tables below set out our company’s currency exposure at December 31, 2022, 2021 and 2020:

2022
US$ MILLIONS	GBP	BRL	AUD	Total
Assets:
Current assets	$264	$737	$—	$1,001
Non-current assets	4,821	3,362	428	8,611
	$5,085	$4,099	$428	$9,612
Liabilities:
Current liabilities	$690	$486	$—	$1,176
Non-current liabilities	2,864	3,034	—	5,898
	$3,554	$3,520	$—	$7,074
Non-controlling interest	298	460	—	758
Net investment attributable to Brookfield Infrastructure	$1,233	$119	$428	$1,780

2021
US$ MILLIONS	GBP	BRL	AUD	Total
Assets:
Current assets	$249	$668	$—	$917
Non-current assets	4,961	3,115	—	8,076
	$5,210	$3,783	$—	$8,993
Liabilities:
Current liabilities	$316	$1,278	$—	$1,594
Non-current liabilities	3,285	2,028	—	5,313
	$3,601	$3,306	$—	$6,907
Non-controlling interest	314	389	—	703
Net investment attributable to Brookfield Infrastructure	$1,295	$88	$—	$1,383

2020
US$ MILLIONS	GBP	BRL	AUD	Total
Assets:
Current assets	$181	$405	$—	$586
Non-current assets	5,264	3,494	—	8,758
	$5,445	$3,899	$—	$9,344
Liabilities:
Current liabilities	$333	$203	$—	$536
Non-current liabilities	3,241	2,772	—	6,013
	$3,574	$2,975	$—	$6,549
Non-controlling interest	367	783	—	1,150
Net investment attributable to Brookfield Infrastructure	$1,504	$141	$—	$1,645
The following tables detail our company’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income
	2022		2021		2020
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(8)	$8	$(6)	$6	$(5)	$5
USD/BRL	(23)	23	(15)	15	(12)	12
USD/AUD	(1)	1	—	—	—	—

	Impact on Parent Equity
	2022		2021		2020
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/GBP	$(123)	$123	$(130)	$130	$(150)	$150
USD/BRL	(12)	12	(9)	9	(14)	14
USD/AUD	(43)	43	—	—	—	—
(c)Credit Risk Management
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations.
From a treasury perspective, counterparty credit risk is managed through the establishment of authorized counterparty credit limits which are designed to ensure that our company only deals with credit worthy counterparties and that counterparty concentration is addressed and the risk of loss is mitigated. Credit limits are sufficiently low to restrict our company from having credit exposures concentrated with a single counterparty but rather encourages spreading such risks among several parties. The limits are set at levels that reflect our company’s scale of activity and allow it to manage its treasury business competitively.
Our company does not have any significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics other than those described in Note 17, Revenues. Based on our review of key counterparties, we do not have any significant changes in credit losses at this time. The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies. Exposure to credit risk is limited to the carrying amount of the assets on the Consolidated Statements of Financial Position.